Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Lease received	$ 1,078,753
Lease concessions amount	9,783		$ 109,719
Deferred revenue	7,114,127					$ 6,958,160
Opening deferred revenue	3,945,400		$ 3,899,040
Aggregated amount	$ 7,114,127
Tax benefit amount	50.00%	50.00%
Taxable net income (in Yuan Renminbi) | ¥		¥ 100,000		¥ 150,000
Cash	$ 1,282,446					2,747,940
Federal deposit insurance corporation	$ 143,368					$ 115,452
Company revenue percentage	10.00%		10.00%	10.00%
Accounts receivable percentage	10.00%	10.00%
Total purchases percentage						10.00%	10.00%
One Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	18.00%	18.00%
Two Suppliers [Member]
Summary of Significant Accounting Policies [Line Items]
Total purchases percentage	14.70%	14.70%
One Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable percentage						11.70%	11.70%
Local PRC Tax Authority [Member]
Summary of Significant Accounting Policies [Line Items]
VAT tax rate	3.00%	3.00%
Value Added Tax [Member]
Summary of Significant Accounting Policies [Line Items]
VAT tax rate	13.00%	13.00%
Taxable net income (in Yuan Renminbi) | ¥							¥ 150,000
Value Added Tax [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Taxable net income (in Yuan Renminbi) | ¥					¥ 100,000